LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND

November 10, 1995

Dear Shareholder:

We are pleased to report that from its inception on December 1, 1994, to its fiscal year end on September 30, 1995, The JPM Institutional International Bond Fund produced a double-digit return of 12.83%. While the Fund had strong performance for the period, its return was lower than the 13.48% return for its benchmark, the Salomon Brothers Non-U.S. Government Bond Index (currency hedged). This underperformance was primarily due to our decision to underweight the Japanese bond market, which we believed was overvalued, for the second and third quarters of 1995. Although we were early in our decision to reduce the Portfolio's exposure to Japan, we believe this was an appropriate defensive measure that will be beneficial for the Fund on a longer-term basis.

The Fund's net asset value went from $10.00 per share at its inception to $11.12 at the end of September, after paying $0.15 per share in distributions from ordinary income during the period. The Fund's net assets stood at $4.2 million at the end of the reporting period. The net assets of The Non-U.S. Fixed Income Portfolio in which the Fund invests totaled $266.1 million on September 30, 1995.

MARKET ENVIRONMENT
International bond market returns were mixed over the period, propelled by a decline and later a rise in the value of the U.S. dollar against most major currencies. After experiencing the worst performance in recent memory for most of 1994, these markets produced impressiver returns during the first half of 1995. The main catalyst for this turnaround was the faster-than-expected slowdown in U.S. economic growth, which resulted in investors revising their expectations for further interest rate hikes by the Federal Reserve. While these expectations helped propel the bond rally during the first half of 1995, they also contributed to the phenomenal fall in the U.S. dollar versus the Japanese yen and the German mark.

The main beneficiary of the weak dollar was clearly the Japanese bond market. Slower-than-expected economic growth was the initial stimulus for the bond rally, but the collapse of the Japanese equity market and the U.S. dollar are what really helped to push Japanese bonds to new highs. In Europe, as the German mark strengthened and U.S. bonds rallied, most European bonds also rose in value. The core markets of Germany and the Netherlands were particularly in demand because of their "safe haven" status, while the inflation-prone, politically volatile markets of Sweden, Spain, and Italy underperformed. The European markets then


-------------------------------------------------------------------------------
 TABLE OF CONTENTS

 Letter to the shareholders. . . . . . . 1   Fund performance. . . . . .  5

 Fund facts and highlights . . . . . . . 4   Financial statements. . . .  7
-------------------------------------------------------------------------------
took an interesting turn at the end of March, when the Bundesbank surprised the market with a cut in short-term rates. This helped the high-yielding markets of Sweden, Spain, and Italy.

During the third quarter of 1995, the U.S. dollar reversed course, rising 18% against the yen. Most of the rise came in July and August, propelled by the co-intervention of the U.S. Federal Reserve, the Bank of Japan, and the Bundesbank, as well as the Japanese government's stimulation of the domestic economy and promotion of overseas investment. This perceived boost to the Japanese economy hurt the Japanese bond market during July and August and, together with the surge in the Japanese stock market, offset the otherwise bond-friendly weak economic data. The Japanese bond market did perform strongly in September, as disappointment over the government's fiscal package, the Bank of Japan's cut in the official discount rate, and the weakening of the dollar at quarter end gave Japanese government bonds a renewed life.

Additional rate cuts in core European countries during the third quarter gave scope for the higher yielding countries to rally, helped by a generally optimistic environment. Countries that performed particularly well were Sweden, Spain, and Denmark.

Near the end of the period, the question of Quebec's independence from Canada became a major focus, with the date for the official referendum set for October 30, 1995. Public opinion polls initially indicated a 70% pro-separatist vote. Subsequent polls, however, seemed to demonstrate that Quebec's devolution would be defeated. As a result, Canadian bonds began to outperform their U.S. counterparts by the end of September.

PORTFOLIO REVIEW
The investment process involves three key decisions, which are all expected to contribute to Fund returns: DURATION MANAGEMENT, COUNTRY ALLOCATION and SECURITY SELECTION.

The Portfolio began the reporting period with a neutral allocation in Japan relative to the Index weighting. We began to decrease the Portfolio's Japanese bond position in March, as yields surpassed our expectations of fair value for the next three to six months. As mentioned previously, Japanese bonds continued to perform well, which detracted from the Fund's performance.

We favored the core European markets of Germany and the Netherlands for most of the period over the weaker markets of Spain, Sweden, and Italy. The Portfolio benefited from this view, as its overweighted position in Germany outperformed its underweighted positions in Spain, Sweden, and Italy. During the third quarter of 1995, however, we overweighted some of the peripheral markets such as Denmark and Spain. Denmark benefited from investors' increased appetite for yield, as many moved out of the core markets of Germany and the Netherlands. We also shifted out of the Italian market to participate more aggressively in Spain, which had more attractive fundamentals and less political uncertainty.

We ended the Fund's fiscal year overweighted in the European core bloc markets, as they appeared to be more attractively valued than the high-yielding markets on a risk-adjusted basis. We concentrated core European holdings predominantly in the intermediate part of the yield curve where the difference in yield was more pronounced.

Toward the end of the period, the Fund was slightly overweighted in the Canadian market relative to the Index. This position helped returns as Canadian bonds performed well.

INVESTMENT OUTLOOK
Despite strong performance at the end of the Fund's fiscal year, we expect Japanese bond prices to resume the downward path that they started on in July and August. While the Japanese bond market has recently de-coupled from the currency markets, ongoing yen weakness will weigh heavily on Japanese government bonds. Japanese economic data remains mixed but suggests that the bottom may have been reached. The equity market, which has risen sharply over the past few months, seems to support this belief. Sooner or later, we believe Japanese bond investors will seek the higher yields available in other markets. When this happens, the retreat from Japanese government bonds by Japanese city banks could be quick. We also expect the Japanese government to continue its efforts to boost the economy. At the same time, real interest rates, one of our key indicators of long term value in bond markets, remain very low in Japan by historical standards.

With core European bond markets appearing to offer better value, we expect to maintain the Portfolio's overweighting in Europe and underweighting in Japan. In addition, core Europe on a fully hedged basis currently offers an attractive yield advantage. The high-yielding markets in Europe remain volatile. Consequently, we have preferred to keep the Portfolio neutral until political noise abates and valuations are more easily discerned.

The Portfolio continues to be slightly overweighted in Canadian bonds, although we reduced its position somewhat as a result of profits in October when yields rose. The difference in yield between the 10-year benchmark bonds of Canada and the U.S. narrowed by the end of the month, however, as the vote to separate was narrowly defeated.

Currently, the Portfolio is maintaining a long duration position relative to the Index in all major markets except Japan.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely yours,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services

Fund facts

INVESTMENT OBJECTIVE
The JPM Institutional International Bond Fund seeks to provide a high total return consistent with moderate risk of capital, from a portfolio of international fixed income securities. The Portfolio is designed for investors with a medium- or long-term investment horizon and expects to have risk characteristics similar to the Salomon Brothers Non-U.S. Government Bond Index (currency-hedged) over a full investment cycle.

----------------------------
INCEPTION DATE
12/1/94

----------------------------
NET ASSETS AS OF 9/30/95
$4,233,000

----------------------------
DIVIDEND PAYABLE DATES
QUARTERLY

----------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/26/95

EXPENSE RATIO
The Fund's current annual expense ratio of 0.65% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


Fund highlights
ALL DATA AS OF SEPTEMBER 30, 1995

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

Pie chart depicting the allocation of the Fund's investment securities held at September 30, 1995 by country. The pie is broken in pieces representing countries in the following percentages:

SHORT TERM HOLDINGS/FOREIGN CURRENCY 19.4%

JAPAN 15.0%

GERMANY 13.4%

FRANCE 9.3%

NETHERLANDS 7.4%

SUPRANATIONAL 6.1%

ITALY 5.4%

UNITED KINGDOM 4.9%

CANADA 4.6%

BELGIUM 4.5%

OTHER COUNTRIES 10.0%

30-DAY SEC YIELD
5.05%

DURATION
4.6 years

Fund performance

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment.
The minimum initial investment in the Fund is $1,000,000. The chart at right shows that the minimum invested in the Fund on December 1, 1994 would have grown to $1,128,349 by September 30, 1995.


GROWTH OF $1,000,000 SINCE INCEPTION*
DECEMBER 1, 1994 - SEPTEMBER 30, 1995

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a one million dollar investment in the Fund from December 1, 1994 (inception) to September 30, 1995; the second line represents the growth of a one million dollar investment in the Salomon Brothers Non-U.S. Government Bond Index (currency hedged) for the same time period. The graph points are as follows;


Year         Fund           Salomon Brothers

0            $ 1,000,000    $ 1,000,000
1              1,128,349      1,134,811

PERFORMANCE                  TOTAL RETURNS
                             --------------------------------------------------
                             THREE       SIX        ONE     FIVE     SINCE
AS OF SEPTEMBER 30, 1995     MONTHS      MONTHS     YEAR    YEAR     INCEPTION*
-------------------------------------------------------------------------------
JPM Institutional Inter-
 national Bond Fund          2.96%       6.74%      -       -        12.83%
Salomon Brothers Non-
 U.S. Government Bond
 Index (currency hedged)     3.58%       8.44%      -       -        13.48%


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE JPMINSTITUTIONAL INTERNATIONAL BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE NON-U.S. FIXED INCOME PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND. THE SALOMON BROTHERS NON-U.S. GOVERNMENT BOND INDEX (CURRENCY HEDGED) IS AN UNMANAGED INDEX IN WHICH INVESTORS MAY NOT DIRECTLY INVEST. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE.

Signature Broker-Dealer Services, Inc. is the Distributor for The JPM Institutional International Bond Fund (the "Fund").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND
CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, and assume the reinvestment of Fund distributions. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Non-U.S. Fixed Income Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. The Portfolio invests in foreign securities which are subject to special risks;.prospective investors should refer to the Fund's Prospectus for a discussion of these risks.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Non-U.S. Fixed Income Portfolio ("Portfolio"), at value        $4,280,811
Deferred Organization Expenses                                                      43,823
Prepaid Expenses and Other Assets                                                   15,014
                                                                                 ---------
    Total Assets                                                                 4,339,648
                                                                                 ---------

LIABILITIES
Organization Expenses Payable                                                       55,000
Financial and Fund Accounting Services Fee Payable                                  11,413
Shareholder Servicing Fee Payable                                                    1,412
Administration Fee Payable                                                              46
Fund Services Fee Payable                                                               13
Accrued Expenses                                                                    38,764
                                                                                 ---------
    Total Liabilities                                                              106,648
                                                                                 ---------

NET ASSETS
Applicable to 380,544 Shares of Beneficial Interest Outstanding                  $4,233,000
 (unlimited shares authorized, par value $0.001)
                                                                                 ---------
                                                                                 ---------
Net Asset Value, Offering and Redemption Price Per Share                            $11.12
                                                                                 ---------
                                                                                 ---------

ANALYSIS OF NET ASSETS
Paid-In Capital                                                                  $3,742,814
Accumulated Net Realized Gain on Investment and Foreign Currency Transactions       37,084
Net Unrealized Appreciation of Investment and Foreign Currency Translations        453,102
                                                                                 ---------
    Net Assets                                                                   $4,233,000
                                                                                 ---------
                                                                                 ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 1, 1994 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
                                                                                  $ 181,305
Allocated Interest Income (Net of Foreign Withholding Tax of $214)
                                                                                    (16,328)
Allocated Portfolio Expenses
                                                                                  ---------
                                                                                    164,977
Net Investment Income Allocated from Portfolio

FUND EXPENSES
Registration Fees                                                      $  14,966
Printing Expense                                                          14,500
Transfer Agent Fees                                                       13,587
Amortization of Organization Expenses                                     11,177
Professional Fees                                                          8,620
Shareholder Servicing Fee                                                  1,412
Administration Fee                                                           460
Fund Services Fee                                                            232
Trustees' Fees and Expenses                                                   37
Miscellaneous                                                                566
                                                                       ---------
    Total Fund Expenses                                                   65,557
Less: Reimbursement of Expenses                                          (64,925)
                                                                       ---------
                                                                                        632
NET FUND EXPENSES
                                                                                  ---------

                                                                                    164,345
NET INVESTMENT INCOME
                                                                                    (28,335)
NET REALIZED LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
 ALLOCATED FROM PORTFOLIO
                                                                                    453,102
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT AND FOREIGN
 CURRENCY TRANSLATIONS ALLOCATED FROM PORTFOLIO
                                                                                  ---------
                                                                                  $ 589,112
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                  ---------
                                                                                  ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              FOR THE PERIOD
                                                                                             DECEMBER 1, 1994
                                                                                             (COMMENCEMENT OF
                                                                                           OPERATIONS) THROUGH
                                                                                            SEPTEMBER 30, 1995
                                                                                           --------------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                                        $      164,345
Net Realized Loss on Investment and Foreign Currency Transactions Allocated from
  Portfolio                                                                                         (28,335)
Net Change in Unrealized Appreciation of Investment and Foreign Currency Translations
  Allocated from Portfolio                                                                          453,102
                                                                                           --------------------
Net Increase in Net Assets Resulting from Operations                                                589,112
                                                                                           --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                                               (35,969)
                                                                                           --------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                                                 17,373,146
Reinvestment of Dividends                                                                            31,559
Cost of Shares of Beneficial Interest Redeemed                                                  (13,724,948)
                                                                                           --------------------
Net Increase from Transactions in Shares of Beneficial Interest                                   3,679,757
                                                                                           --------------------
Total Increase in Net Assets                                                                      4,232,900

NET ASSETS
Beginning of Period                                                                                     100
                                                                                           --------------------
End of Period                                                                                $    4,233,000
                                                                                           --------------------
                                                                                           --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected Data for a share outstanding throughout the period are as follows:

                                                                                                 FOR THE PERIOD
                                                                                                DECEMBER 1, 1994
                                                                                                (COMMENCEMENT OF
                                                                                               OPERATIONS) THROUGH
                                                                                               SEPTEMBER 30, 1995
                                                                                               -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                               $   10.00
                                                                                                      ------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                                   0.49
Net Realized and Unrealized Gain on Investment and Foreign Currency Allocated from Portfolio            0.78
                                                                                                      ------
Total from Investment Operations                                                                        1.27
                                                                                                      ------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                                                  (0.15)
                                                                                                      ------

NET ASSET VALUE, END OF PERIOD                                                                     $   11.12
                                                                                                      ------
                                                                                                      ------
Total Return                                                                                           12.83%(a)
                                                                                                      ------
                                                                                                      ------

RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period (in thousands)                                                         $   4,233
Ratios to Average Net Assets
    Expenses                                                                                            0.60%(b)
    Net Investment Income                                                                               5.82%(b)
    Decrease Reflected in Expense Ratio due to Expense Reimbursement                                    2.30%(b)

------------------------

(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional International Bond Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund commenced operations on December 1, 1994.

The Fund invests all of its investable assets in The Non-U.S. Fixed Income Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (2% at September 30, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of the significant accounting policies of the
Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)The Fund declares income dividends quarterly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $55,000. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    g)The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies". The effect of applying this statement was to increase Paid-in Capital by $62,957, increase Accumulated Net Realized Gain on

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
      Investment and Foreign Currency Transactions by $65,419, and decrease Undistributed Net Investment Income by $128,376. The adjustments are primarily attributable to foreign currency losses. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Fund. For the period December 1, 1994 (commencement of operations) through September 30, 1995, Signature's fee for these services amounted to $460.

    b)During the period December 1, 1994 (commencement of operations) through August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan may receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses, at 0.05% of the Fund's average daily net assets. For the period December 1, 1994 (commencement of operations) through August 31, 1995, Morgan agreed to reimburse the Fund $46,217 for expenses that exceeded this limit. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.65% of the average daily net assets of the Fund through September 30, 1996. For the period December 1, 1994 (commencement of operations) through September 30, 1995, Morgan has agreed to reimburse the Fund $18,708 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the period December 1, 1994 (commencement of operations) through September 30, 1995, the fee for these services amounted to $1,412.

THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $232 for the period December 1, 1994 (commencement of operations) through September 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $30.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                           FOR THE PERIOD DECEMBER 1, 1994
                                                            (COMMENCEMENT OF OPERATIONS)
                                                             THROUGH SEPTEMBER 30, 1995
                                                           -------------------------------
Shares of beneficial interest sold                                      1,648,390
Reinvestments of dividends                                                  3,022
Shares of beneficial interest redeemed                                 (1,270,878)
                                                                      -----------
Net increase                                                              380,534
                                                                      -----------
                                                                      -----------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional International Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional International Bond Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at September 30, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period December 1, 1994 (commencement of operations) through September 30, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
November 20, 1995

The Non-U.S. Fixed Income Portfolio
Annual Report September 30, 1995

(The following pages should be read in conjunction with The JPM Institutional International Bond Fund
Annual Financial Statements)

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
(LOCAL CURRENCY(1)
  000'S OMITTED)                 SECURITY DESCRIPTION                      VALUE
--------------------------------------------------------------------  ---------------
CORPORATE OBLIGATIONS (26.2%)
CANADA (1.5%)
  GBP     2,617   Hydro-Quebec, 6.50% due 12/09/98..................   $    3,969,537
                                                                      ---------------
FRANCE (5.7%)
  FRF     48,800  Credit Local de France, 7.50% due 03/31/04........        9,893,780
  FRF     24,600  Electricite De France, 8.60% due 04/09/04.........        5,302,650
                                                                      ---------------
                                                                           15,196,430
                                                                      ---------------
GERMANY (10.4%)
  ITL   5,595,000 Bayerische Landesbank Girozentrale, 10.75% due            3,378,686
                    03/01/03........................................
  DEM     4,000   Bayerische Vereinsbank 6.25% due 05/15/00.........        2,842,138
                  KFW International Finance
  DEM     5,000   6.375% due 08/16/00...............................        3,558,265
  DEM     5,000   6.75% due 02/08/02................................        3,561,109
  DEM    17,570   Landesbank Rheinland-Pfalz Girozentrale 7.25% due        12,507,406
                    04/20/05........................................
  DEM     2,600   Sudwestdeutsche Landesbank Capital Markets 6.25%          1,759,412
                    due 10/21/03....................................
                                                                      ---------------
                                                                           27,607,016
                                                                      ---------------
JAPAN (3.1%)
  JPY    740,000  Export-Import Bank of Japan, 4.375% due                   8,329,716
                    10/01/03........................................
                                                                      ---------------
NETHERLANDS (4.2%)
  NLG    17,000   Bank Voor Nederlandsche Gemeenten 7.625% due             11,263,204
                    12/16/02........................................
                                                                      ---------------
UNITED KINGDOM (1.3%)
  GBP     2,400   Halifax Building Society, 6.50% due 02/16/04......        3,313,320
                                                                      ---------------
                  TOTAL CORPORATE OBLIGATIONS (COST $68,046,322)....       69,679,223
                                                                      ---------------
GOVERNMENT OBLIGATIONS (51.3%)
AUSTRALIA (0.5%)
  AUD     1,560   Commonwealth of Australia, 12.00% due 11/15/01....        1,386,811
                                                                      ---------------
AUSTRIA (2.3%)
                  Republic of Austria
  GBP     2,000   9.00% due 07/22/04................................        3,248,933
  DEM     3,800   4.1625% due 02/19/05 (floating rate note).........        2,641,784
  JPY     25,000  3.75% due 02/03/09................................          267,055
                                                                      ---------------
                                                                            6,157,772
                                                                      ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
(LOCAL CURRENCY(1)
  000'S OMITTED)                 SECURITY DESCRIPTION                      VALUE
--------------------------------------------------------------------  ---------------
BELGIUM (4.7%)
  BEF    381,000  Kingdom of Belgium, 6.50% due 03/31/05............   $   12,348,806
                                                                      ---------------
CANADA (3.3%)
  CAD    10,940   Government of Canada, 8.75% due 12/01/05..........        8,687,863
                                                                      ---------------
DENMARK (4.5%)
                  Kingdom of Denmark
  DKK    42,000   7.00% due 12/15/04................................        7,114,920
  DKK    26,930   8.00% due 11/15/01................................        4,970,123
                                                                      ---------------
                                                                           12,085,043
                                                                      ---------------
FRANCE (4.0%)
                  Government of France
  FRF     39,100  7.75% due 04/12/00................................        8,214,613
  FRF     10,850  8.50% due 11/25/02................................        2,355,295
                                                                      ---------------
                                                                           10,569,908
                                                                      ---------------
GERMANY (3.6%)
  DEM    12,150   Federal Republic of Germany, 9.00% due 10/20/00...        9,612,869
                                                                      ---------------
ITALY (5.6%)
                  Republic of Italy
  ITL  13,150,000 9.50% due 01/01/05................................        7,133,212
  ITL    180,000  9.50% due 12/01/97................................          108,324
  JPY    675,000  5.125% due 07/29/03...............................        7,776,929
                                                                      ---------------
                                                                           15,018,465
                                                                      ---------------
JAPAN (12.5%)
                  Government of Japan
  JPY   1,508,100 No. 119, 4.80% due 06/21/99.......................       17,178,227
  JPY    418,850  No. 153, 4.80% due 12/20/02.......................        4,820,443
  JPY    985,800  No. 157, 4.50% due 06/20/03.......................       11,182,120
                                                                      ---------------
                                                                           33,180,790
                                                                      ---------------
NETHERLANDS (3.5%)
                  Government of the Netherlands
  NLG     3,100   9.00% due 05/15/00................................        2,191,449
  NLG    10,070   9.00% due 01/15/01................................        7,153,294
                                                                      ---------------
                                                                            9,344,743
                                                                      ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
(LOCAL CURRENCY(1)
  000'S OMITTED)                 SECURITY DESCRIPTION                      VALUE
--------------------------------------------------------------------  ---------------
SPAIN (2.9%)
  ESP   1,020,200 Government of Spain, 10.00% due 02/28/05..........   $    7,826,953
                                                                      ---------------
UNITED KINGDOM (3.9%)
  GBP       700   Treasury Conversion, 9.00% due 03/03/00...........        1,164,086
  GBP       750   Treasury Gilt, 6.00% due 08/10/99.................        1,126,140
  GBP     5,240   Treasury Gilt, 7.75% due 09/08/06.................        8,020,619
                                                                      ---------------
                                                                           10,310,845
                                                                      ---------------
                  TOTAL GOVERNMENT OBLIGATIONS (COST
                    $134,691,922)...................................      136,530,868
                                                                      ---------------
SUPRANATIONAL OBLIGATIONS(2) (6.4%)
  ITL   2,537,000 European Investment Bank, 12.20% due 02/18/03.....        1,637,053
                  International Bank for Reconstruction &
                    Development
  JPY    512,100  5.25% due 03/20/02................................        6,045,499
  JPY    865,000  6.00% due 10/18/96................................        9,225,910
                                                                      ---------------
                  TOTAL SUPRANATIONAL OBLIGATIONS (COST
                    $16,421,894)....................................       16,908,462
                                                                      ---------------
SHORT-TERM HOLDINGS (20.1%)
COMMERCIAL PAPER (5.6%)
  USD     5,000   Abbey National North America, 5.73% due                   4,984,879
                    10/20/95........................................
  USD     5,000   Ford Motor Credit Co., 6.00% due 11/17/95.........        4,962,922
  USD     5,000   Glaxo PLC, 6.00% due 10/20/95.....................        4,984,959
                                                                      ---------------
                                                                           14,932,760
                                                                      ---------------
TIME DEPOSITS (14.5%)
                  State Street Bank & Trust Co. London,
  USD     2,684   5.00% due 10/02/95................................        2,684,000
  USD     8,000   5.625% due 10/02/95...............................        8,000,000
  USD    10,000   5.687% due 10/02/95...............................       10,000,000
  USD     8,000   5.625% due 10/04/95...............................        8,000,000
  USD    10,000   5.687% due 10/04/95...............................       10,000,000
                                                                      ---------------
                                                                           38,684,000
                                                                      ---------------
                  TOTAL SHORT-TERM HOLDINGS (COST $53,616,760)......       53,616,760
                                                                      ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                 SECURITY DESCRIPTION                      VALUE
                  --------------------------------------------------  ---------------

FOREIGN CURRENCY (0.1%) (COST $168,771).............................   $      175,984
                                                                      ---------------
TOTAL INVESTMENTS (COST $272,945,669) (104.1%)                            276,911,297

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-4.1%)                    (10,788,380)
                                                                      ---------------
TOTAL NET ASSETS (100.0%)                                              $  266,122,917
                                                                      ---------------
                                                                      ---------------

Note: Based on the cost of investments of $273,497,273 for federal income tax purposes at September 30, 1995, the aggregate gross unrealized appreciation was $5,267,574, and the aggregate gross unrealized depreciation was $1,853,550, resulting in net unrealized appreciation of investments of $3,414,024.

(1)Principal is in the local currency of the country in which the security is traded, which may not be the country of origin.
(2)International Agencies

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $272,945,669)                                       $276,911,297
Cash                                                                                   138
Interest Receivable                                                              7,887,945
Unrealized Appreciation on Forward Foreign Currency Contracts                    1,911,147
Unrealized Appreciation on Spot Foreign Currency Contracts                          75,486
Deferred Organization Expenses                                                       8,081
Prepaid Expenses and Other Assets                                                   43,761
                                                                               -----------
    Total Assets                                                               286,837,855
                                                                               -----------

LIABILITIES
Payable for Securities Purchased                                                16,143,016
Unrealized Depreciation on Forward Foreign Currency Contracts                    4,326,838
Custody Fee Payable                                                                101,762
Advisory Fee Payable                                                                75,940
Organization Expenses Payable                                                        4,397
Fund Services Fee Payable                                                            1,848
Administration Fee Payable                                                           1,262
Accrued Expenses                                                                    59,875
                                                                               -----------
    Total Liabilities                                                           20,714,938
                                                                               -----------

NET ASSETS
Applicable to Investors' Beneficial Interests                                  $266,122,917
                                                                               -----------
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                              $14,045,882
Interest Income (Net of Foreign Withholding Tax of $247,536)
                                                                              ----------

EXPENSES
Advisory Fee                                                      $  782,748
Custodian Fees and Expenses                                          194,680
Financial and Fund Accounting Services Fee                           156,367
Professional Fees                                                     54,310
Fund Services Fee                                                     20,446
Administration Fee                                                    13,862
Trustees' Fees and Expenses                                            5,584
Printing Expenses                                                      4,500
Amortization of Organization Expenses                                  1,919
Registration Fees                                                        610
Insurance Premium Expenses                                               143
Miscellaneous                                                          1,937
                                                                  ----------
                                                                              (1,237,106)
    Total Expenses
                                                                              ----------
                                                                              12,808,776
NET INVESTMENT INCOME

NET REALIZED GAIN ON
Investment Transactions                                           14,189,658
Foreign Currency Transactions                                      1,402,193
                                                                  ----------
                                                                              15,591,851
    Net Realized Gain

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
Investments                                                        3,965,628
Foreign Currency Contracts and Translations                       (2,402,985)
                                                                  ----------
                                                                               1,562,643
    Net Change in Unrealized Appreciation
                                                                              ----------
                                                                              $29,963,270
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                              ----------
                                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                   OCTOBER 11, 1994
                                                                                   (COMMENCEMENT OF
                                                                                  OPERATIONS) THROUGH
                                                                                  SEPTEMBER 30, 1995
                                                                                  -------------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                                $ 12,808,776
Net Realized Gain on Investments and Foreign Currency Transactions                     15,591,851
Net Change in Unrealized Appreciation of Investments and Foreign Currency
 Translations                                                                           1,562,643
                                                                                  -------------------
Net Increase in Net Assets Resulting from Operations                                   29,963,270
                                                                                  -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                         318,237,762
Withdrawals                                                                           (82,178,215)
                                                                                  -------------------
Net Increase from Investors' Transactions                                             236,059,547
                                                                                  -------------------
Total Increase in Net Assets                                                          266,022,817

NET ASSETS
Beginning of Period                                                                       100,100
                                                                                  -------------------
End of Period                                                                        $266,122,917
                                                                                  -------------------
                                                                                  -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                   OCTOBER 11, 1994
                                                                                   (COMMENCEMENT OF
                                                                                  OPERATIONS) THROUGH
                                                                                  SEPTEMBER 30, 1995
                                                                                  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Investment Income                                                                  5.73%(a)
  Expenses                                                                               0.55%(a)
Portfolio Turnover                                                                        288%(b)

------------------------
(a) Annualized.
(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on October 11, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

       Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b) The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rate during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
      identification. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and sales of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

    d) The portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar (USD) and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At September 30, 1995, the Portfolio had open forward foreign currency contracts as follows:

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                    U.S. DOLLAR   NET UNREALIZED
                                                                                     VALUE AT      APPRECIATION/
PURCHASE CONTRACTS                                               COST/PROCEEDS       09/30/95     (DEPRECIATION)
-------------------------------------------------------------  ------------------  -------------  ---------------
Belgian Franc 97,253,622, expiring 11/08/95                    $        3,293,384  $   3,316,410   $      23,026
British Pound 4,225,120, expiring 11/08/95                              6,544,711      6,668,613         123,902
Canadian Dollar 13,971,806, expiring 11/08/95                          10,442,111     10,394,003         (48,108)
German Mark 20,831,226, expiring 11/08/95                              14,430,971     14,610,807         179,836
Japanese Yen 415,751,914, expiring 11/08/95                             4,036,426      4,225,584         189,158
Netherlands Guilder 2,826,397, expiring 11/08/95                        1,775,501      1,770,945          (4,556)
Swedish Krona 25,234,214, expiring 11/08/95                             3,505,473      3,633,300         127,827


SALE CONTRACTS
-------------------------------------------------------------
Australian Dollar 1,701,292, expiring 11/08/95                          1,273,417      1,283,131          (9,714)
Belgian Franc 467,398,839, expiring 11/08/95                           15,542,504     15,938,597        (396,093)
British Pound 17,909,962, expiring 11/08/95                            27,844,648     28,267,744        (423,096)
Canadian Dollar 25,643,897, expiring 11/08/95                          19,046,081     19,077,186         (31,105)
Danish Krone 70,388,366, expiring 11/08/95                             12,362,603     12,703,062        (340,459)
French Franc 123,703,727, expiring 11/08/95                            24,535,163     25,125,701        (590,538)
German Mark 75,072,289, expiring 11/08/95                              51,275,513     52,654,927      (1,379,414)
Italian Lira 20,931,535,044, expiring 11/08/95                         12,767,179     12,922,296        (155,117)
Japanese Yen 6,894,249,714, expiring 11/08/95                          71,294,931     70,071,186       1,223,745
Netherlands Guilder 40,048,303, expiring 11/08/95                      24,570,404     25,091,428        (521,024)
Spanish Peseta 1,037,261,187, expiring 11/08/95                         8,173,402      8,359,508        (186,106)
Swedish Krona 25,477,627, expiring 11/08/95                             3,471,555      3,668,348        (196,793)
French Franc 8,725,634, for NLG 2,827,032, expiring 11/08/95            1,771,218      1,772,280          (1,062)
                                                                                                  ---------------
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS                   $  (2,415,691)
                                                                                                  ---------------
                                                                                                  ---------------

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                     U.S. DOLLAR
                                                                                       VALUE AT    NET UNREALIZED
OPEN SPOT FOREIGN CURRENCY PURCHASE CONTRACTS                              COST        09/30/95     APPRECIATION
---------------------------------------------------------------------  ------------  ------------  ---------------
British Pound 5,153,151, expiring 10/02/95                             $  8,066,639  $  8,142,125     $  75,486
                                                                       ------------  ------------       -------

    e) The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    f) The Portfolio's Service Agent, Morgan Guaranty Trust Company of New York ("Morgan"), paid the organization expenses of the Portfolio in the amount of $10,000. The Portfolio has agreed to reimburse Morgan for these costs which are being amortized by the Portfolio on a straight-line basis over a five-year period from the commencement of operations.

2. TRANSACTIONS WITH AFFILIATES

    a) The Portfolio has an investment advisory agreement with Morgan. Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the period October 11, 1994 (commencement of operations) through September 30, 1995, this fee amounted to $782,748.

    b) The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the period October 11, 1994 (commencement of operations) through September 30, 1995, such expenses amounted to $13,862.

    c) During the period October 11, 1994 (commencement of operations) through August 31, 1995, the Portfolio, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs at 0.12% of the Portfolio's average daily net assets up to $200 million, 0.08% of the next $200 million of average daily net assets, and 0.04% on any excess over

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
      $400 million. For the period from October 11, 1994, (commencement of operations) through August 31, 1995, the fee for these services amounted to $156,367. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $20,446 for the period October 11, 1994 (commencement of operations) through September 30, 1995.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period October 11, 1994 (commencement of operations) to September 30, 1995 were as follows:

COST OF PURCHASES  PROCEEDS FROM SALES
-----------------  -------------------
 $   773,222,281     $   567,544,593

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Non-U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Fixed Income Portfolio (the "Portfolio") at September 30, 1995, and the results of its operations, the changes in its net assets and its supplementary data for the period October 11, 1994 (commencement of operations) through September 30, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
November 20, 1995

JPM INSTITUTIONAL MONEY MARKET FUND                         THE
                                                            JPM
JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND              INSTITUTIONAL
                                                            INTERNATIONAL
JPM INSTITUTIONAL TREASURY MONEY MARKET FUND                BOND FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND




FOR MORE INFORMATION ON THE JPM INSTITUTIONAL               ANNUAL REPORT
FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES            SEPTEMBER 30, 1995
AT (800)766-7722.